UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly reporting period from
October 1, 2025 through October 31, 2025

Commission File Number of issuing entity: 333-75276
Central Index Key Number of issuing entity: 0001163321

CAPITAL ONE MULTI-ASSET EXECUTION TRUST
(Exact name of issuing entity as specified in its charter)
(Issuing entity in respect of the Notes)

Commission File Number of issuing entity: 000-25762
Central Index Key Number of issuing entity: 0000922869

CAPITAL ONE MASTER TRUST
(Exact name of issuing entity as specified in its charter)
(Issuing entity in respect of the COMT Collateral Certificate)

Commission File Number of depositor: 333-75276-01
Central Index Key Number of depositor: 0001162387

CAPITAL ONE FUNDING, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000047288
CAPITAL ONE, NATIONAL ASSOCIATION
(Exact name of sponsor as specified in its charter)

Eric Bauder
(703) 720-3148
(Name and telephone number, including area code,
of the person to contact in connection with this filing)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	New York (State or other jurisdiction of incorporation or organization of the issuing entity)
c/o Capital One Funding, LLC 1600 Capital One Drive Room 27907A McLean, VA 22102 (Address of principal executive offices of issuing entity)	c/o Capital One Funding, LLC 1600 Capital One Drive Room 27907A McLean, VA 22102 (Address of principal executive offices of issuing entity)

804-284-2500 (Telephone number, including area code)	804-284-2500 (Telephone number, including area code)

Not Applicable (I.R.S. Employer Identification No.)	Not Applicable (I.R.S. Employer Identification No.)

N/A (Former name, former address, if changed since last report)	N/A (Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X      No ___

PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information
Response to Item 1 is set forth in Exhibits 99.1 and 99.2.
ITEM 2 – Legal Proceedings

Interchange Litigation

In 2005, a putative class of retail merchants filed antitrust lawsuits against Mastercard International (“Mastercard”) and Visa U.S.A., Inc. (“Visa”) and several issuing banks, including Capital One Financial Corporation (the “Corporation”) and its subsidiaries, including Capital One, National Association, seeking both injunctive relief and monetary damages for an alleged conspiracy by defendants to fix the level of interchange fees. The Visa and Mastercard payment networks and issuing banks entered into settlement and judgment sharing agreements allocating the liabilities of any judgment or settlement arising from all interchange-related cases.

The lawsuits were consolidated before the United States District Court for the Eastern District of New York for certain purposes and were settled in 2012. The class settlement, however, was invalidated by the United States Court of Appeals for the Second Circuit in June 2016, and the suit was bifurcated into separate class actions seeking injunctive and monetary relief, respectively. In addition, numerous merchant groups opted out of the 2012 settlement.

The monetary relief class action settled for $5.5 billion and was approved by the District Court in December 2019. The Second Circuit affirmed the settlement in March 2023 and it is final. Some of the merchants that opted out of the monetary relief class have brought cases, and some of those cases have settled and some remain pending. Visa created a litigation escrow account following its initial public offering of stock in 2008 that funds the portion of these settlements attributable to Visa-allocated transactions. Any settlement amounts based on Mastercard-allocated transactions that have not already been paid are reflected in the Corporation and its subsidiaries’ reserves. Visa and Mastercard reached a settlement with the injunctive relief class and filed a motion for preliminary approval, which was denied by the District Court in June 2024. Visa and Mastercard reached a settlement with the injunctive relief class, which must be approved by the district court before it becomes final. A motion for preliminary approval was filed in November 2025.

ITEM 3 – Sales of Securities and Use of Proceeds

On October 31, 2025, COMET issued its Class A(2025-3) Notes. Information regarding the sale of the Class A(2025-3) Notes has been previously reported in the Prospectus.

ITEM 7 – Change in Sponsor Interest in the Securities

Capital One Funding, LLC, a wholly-owned subsidiary of Capital One, National Association, a national banking association, is the sole holder of all outstanding Class B Card series notes, Class C Card series notes and Class D Card series notes.

On October 31, 2025, the outstanding dollar principal amount of:
•the Class B Card series notes was increased in the amount of approximately $110,000,000.00;
•the Class C Card series notes was increased in the amount of approximately $110,000,000.00; and
•the Class D Card series notes was increased in the amount of approximately $37,732,215.59.

After giving effect to these increases, as of October 31, 2025, the outstanding dollar principal amount of:
•the Class B Card series notes was approximately $865,000,000.00;
•the Class C Card series notes was approximately $865,000,000.00; and
•the Class D Card series notes was approximately $287,012,256.28.

Subject to certain restrictions on transfer, Capital One Funding may, at any time and from time to time, sell or otherwise transfer all or any portion of the interest in the notes that it owns.

ITEM 10 - Exhibits

Exhibit 99.1    Monthly Series 2002-CC Certificateholders’ Statement

Exhibit 99.2    Card Series Schedule to Monthly Noteholders’ Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: November 17, 2025

CAPITAL ONE FUNDING, LLC, as Depositor to Capital One Multi-asset Execution Trust and Capital One Master Trust

By:	/s/ Eric Bauder
Name:	Eric Bauder
Title:	Assistant Vice President, Treasurer

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